SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF RESTRICTED CASH

The restricted cash is presented separately on the consolidated balance sheets as follows:

	June 30, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000

Frozen amount	104	1,378
Security amount	283	-
Total restricted cash	387	1,378

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS

The following table summarizes the activity in the allowance for expected credit loss for the six months ended June 30, 2024 and 2023, respectively.

For the six months ended
June 30, 2024
US$’000
(Unaudited)

Balance as of January 1, 2024	129
Current period provision	-
Reversal	(8)
Write-offs	-
Balance as of June 30, 2024	121

For the six months ended
June 30, 2023
US$’000
(Unaudited)

Balance as of December 31, 2022	-
Adoption of ASC Topic 326	73
Balance as of January 1, 2023	73
Current period provision	-
Write-offs	-
Balance as of June 30, 2023	73

SCHEDULE OF ESTIMATED USEFUL LIFE
Estimated useful lives

Buildings	20 years
Machinery and equipment	3 to 25 years
Vehicles	4 to 5 years
Computer and electronic equipment	2 to 5 years
Mold and tooling	1 to 13 years

SCHEDULE OF AMORTIZATION OF INTANGIBLE ASSETS

Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Estimated useful lives

Patent	5 to 10 years
Computer software	2 to 10 years

SCHEDULE OF ACCRUED WARRANTY

Accrued warranty is included in other liabilities and the movement of accrued warranty is as following:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)	(Audited)

Accrued warranty - beginning of period/year	204	319
Warranty costs incurred	46	(106)
Provision for warranty	-	-
Translation adjustment	(6)	(9)
Accrued warranty - end of period/year	244	204

SCHEDULE OF REVENUE

	For the six months ended
	June 30, 2024		June 30, 2023
	US$’000		US$’000
	(Unaudited)		(Unaudited)
	Related Parties	Third Parties	Related Parties	Third Parties

Vehicle sales	$-	$3,161	$51	$2,041
Sales of vehicle parts and accessories	$245	$-	$508	$3
Others	$-	$1	$-	$12

Total revenues	245	3,162	559	2,056

SCHEDULE OF GOVERNMENT SUBSIDY

See below for the nature of each government subsidy received and the related accounting treatment:

For the six months ended June 30, 2024 (Unaudited)
No.	US$’000	Type of Subsidies	Accounting Treatment

1	1,426	Subsidies compensating for expenses or losses	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
2	280	Subsidies related to fixed assets	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.

TOTAL	1,706

For the six months ended June 30, 2023 (Unaudited)
No.	US$’000	Type of Subsidies	Accounting Treatment

1	1,542	Subsidies compensating for expenses or losses	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
2	281	Subsidies related to fixed assets	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.

TOTAL	1,823